TRANSAMERICA SERIES TRUST

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Transamerica JPMorgan Mid Cap Value VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES: The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index1 and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.5 billion to $29.8 billion. The portfolio will normally only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The portfolio may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The portfolio may also invest up to 15% of its net assets in real estate investment trusts (“REITs”). Maximum weightings in any sector are double that of the benchmark or 25%, whichever is greater.

The sub-adviser may use derivatives, including futures contracts, covered call options, options on futures contracts and stock index futures and options, for the purpose of remaining fully invested, equitizing cash, reducing transaction costs or managing interest rate risk.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Transamerica JPMorgan Enhanced Index VP

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

The following replaces the information in the Prospectus and Summary Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Aryeh Glatter, Portfolio Manager since 2014
Tim Snyder, CFA, Portfolio Manager since 2013
Raffaele Zingone, CFA, Portfolio Manager since 1997
Steven G. Lee, Portfolio Manager since 2014

The following replaces the information in the Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Aryeh Glatter	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of the Large Cap Value Team within the U.S. Equity Group; Portfolio Manager at AllianceBernstein from 2000 to 2009

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Member of the Structured Equity Team; Specialties include enhanced index strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 1997; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Head of the U.S. Structured Equity Group; Specialties include large cap structured equity portfolios

Steven G. Lee	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica JPMorgan Enhanced Index VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Aryeh Glatter	6	$2.60 billion	1	$71 million	3	$1.27 million
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	4	$816 million	0	$0	5	$640 million
Raffaele Zingone, CFA	8	$4.77 billion	4	$998 million	11	$5.16 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Aryeh Glatter	0	$0	0	$0	0	$0
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$5.24 billion

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Transamerica Multi-Managed Balanced VP

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

The following replaces the information in the Prospectus and Summary Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment adviser and Aegon USA Investment Management, LLC continues to serve as the portfolio’s other sub-adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Aryeh Glatter, Portfolio Manager since 2014
Tim Snyder, CFA, Portfolio Manager since 2013
Raffaele Zingone, CFA, Portfolio Manager since 2011
Steven G. Lee, Portfolio Manager since 2014

The following replaces the information in the Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Aryeh Glatter	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of the Large Cap Value Team within the U.S. Equity Group; Portfolio Manager at AllianceBernstein from 2000 to 2009

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Member of the Structured Equity Team; Specialties include enhanced index strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Head of the U.S. Structured Equity Group; Specialties include large cap structured equity portfolios

Steven G. Lee	J.P. Morgan Investment Management Inc.

Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Aryeh Glatter	6	$2.53 billion	1	$71 million	3	$1.27 million
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	4	$744 million	0	$0	5	$640 million
Raffaele Zingone, CFA	8	$4.70 billion	4	$998 million	11	$5.16 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Aryeh Glatter	0	$0	0	$0	0	$0
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$5.24 billion

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All Portfolios

Supplement to the Currently Effective Prospectus and Statement of Additional Information

Effective October 1, 2014, the following supplements and supersedes certain information in the Prospectus and Statement of Additional Information relating to Transamerica Asset Management, Inc. under the section entitled “Investment Adviser”:

Transamerica Asset Management, Inc. (“TAM” or the “Investment Adviser”), located at 4600 S. Syracuse Street, Suite 1100, Denver, CO 80237, serves as investment adviser for Transamerica Series Trust. TAM provides continuous and regular investment advisory services to the funds. For each of the portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio’s sub-adviser. In acting as a manager of managers, the Investment Adviser provides investment advisory services that include proactive oversight of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios and regular review of sub-adviser performance. More information on the investment advisory services rendered by TAM is included in the SAI. TAM is paid investment advisory fees for its service as investment adviser to each portfolio. These fees are calculated on the average daily net assets of each portfolio.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) (87.72%) and Aegon USA, LLC (“Aegon USA”) (12.28%). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

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Investors Should Retain this Supplement for Future Reference

September 24, 2014